Right-of-use assets and lease liabilities - Lease liabilities - Changes in the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
At the beginning of the year	$ 34,384
New contracts	5,785	$ 3,517
Payments of lease liabilities	(9,100)	(13,280)
Interest paid on lease liabilities	(1,385)	(3,259)
Interest accrued	1,757	3,416
Reclassification		3,087
Foreign exchange effect	(5,752)	(547)
At the end of the year	25,689	34,384
Current liabilities	15,999	16,474
Non-current liabilities	$ 9,690	17,910
After application of IFRS 16
Lease liabilities
At the beginning of the year		$ 41,450